WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Warrant Liabilities [Abstract]
Disclosure of detailed information about warrants outstanding [Table Text Block]
Number of warrants (000's)	December 31, 2022	December 31, 2021
2020 Warrants	35,020	35,020
2013 Warrants	6,000	6,000
Total	41,020	41,020

Disclosure of detailed information about change in fair value of all warrants [Table Text Block]
(Cdn$ thousands)	2020 Warrants	2014 Warrants	2013 Warrants	Total
Fair value at December 31, 2019	-	14,621	906	15,527
New warrants issued	10,935	-	-	10,935
Change in fair value	103	(3,404)	(680)	(3,981)
Exercise of warrants	-	(11,217)	-	(11,217)
Fair value at December 31, 2020	11,038	-	226	11,264
Change in fair value	151	-	(55)	96
Fair value at December 31, 2021	11,189	-	171	11,360
Change in fair value	10,614	-	(3)	10,611
Fair value at December 31, 2022	21,803	-	168	21,971

On September 26, 2022, the Company announced that it had entered into a business combination agreement with DCRD, an affiliate of Riverstone Investment Group LLC, to form a publicly traded company listed on the Nasdaq and TSX. The agreement closed on February 23, 2023.  Upon close, the 2013 Warrants were settled for a cash payment of $0.028 per warrant and the 2020 Warrants were exercised on a cashless basis and converted to Class A common shares of Hammerhead Energy Inc. The fair value of the warrants at December 31, 2022 reflected the transaction valuations.